Stockholders' Equity (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Beginning Balance	404,000	343,125
Options, Granted	0	145,000
Options, Canceled	0	0
Options, Exercised	0	(19,000)
Options, Expired/Forfeited	(1,250)	(65,125)
Options, Outstanding, Ending Balance	402,750	404,000	343,125
Options, Exercisable	307,750	309,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 6.67	$ 4.55
Weighted Average Exercise Price, Granted	0	6.67
Weighted Average Exercise Price Canceled	0	0
Weighted Average Exercise Price, Exercised	0	3.58
Weighted Average Exercise Price, Expired/Forfeited	(4.00)	4.55
Weighted Average Exercise Price, Outstanding, Ending Balance	5.36	6.67	$ 4.55
Weighted Average Exercise Price, Exercisable	$ 4.69	$ 4.70
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 20 days	2 years 10 months 20 days	3 years 7 months 6 days
Exercisable Weighted Average Remaining Contractual Life (in years)	2 years 1 month 6 days	2 years 4 months 10 days
Aggregate Intrinsic Value, Outstanding	$ 1,465,000	$ 1,472,000
Exercisable, Aggregate Intrinsic Value	$ 1,327,000	$ 1,334,000